Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Property and equipment
Land Improvements	$ 402,192	$ 18,685
Computer equipment and software	137,251	10,989
Leasehold improvements	298,781
Construction-in-process	761,555
Property plant and equipment gross	165,841	8,085
Less: Accumulated depreciation	(1,599,779)	(29,674)
Property and equipment, net	1,433,938	21,589
Property and Equipment (Textual) [Abstract]
Depreciation expense	$ 157,756	$ 8,085